Fair Value Measurements (Details 2) (USD $)	11 Months Ended
Dec. 31, 2012
Schedule Of Estimated Fair Value Assumption Of Warrants and Results Of Operations [Line Items]
The Companys stock price at December 31, 2012	$ 10.00
Dividend yield (per share)
Risk-free interest rate	1.18%
Expected volatility rate	21.30%